Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2024
Entity Registrant Name	CAMBRIA ETF TRUST
Entity Central Index Key	0001529390
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 28, 2024
Document Effective Date	Sep. 01, 2024
Prospectus Date	Sep. 01, 2024
Cambria Superinvestors ETF | Cambria Superinvestors ETF
Prospectus:
Trading Symbol	SUPR
Cambria Buyout ETF | Cambria Buyout ETF
Prospectus:
Trading Symbol	PE
Cambria Venture ETF | Cambria Venture ETF
Prospectus:
Trading Symbol	VCAP